Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 404,275	$ 93,906
Short-term investments	29,427	40,993
Accounts receivable, net	28,921	35,275
Deferred tax assets	2,091	1,185
Due from related parties	22	85
Prepayments and other current assets	14,560	6,319
Content copyrights, current portion	16,013	16,018
Total current assets	495,309	193,781
Non-current assets:
Long-term investments	5,498	2,949
Deferred tax assets	10,862	9,430
Property and equipment, net	17,519	20,208
Intangible assets, net	20,097	11,958
Goodwill	23,237
Prepayments for content copyrights	1,988	3,149
Other long-term prepayments and receivables	5,852	2,928
Total assets	580,362	244,403
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 62,603 and USD 49,771 as of December 31, 2013 and 2014, respectively)	40,204	39,820
Due to a related party (including due to a related party of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 225 and USD 84 as of December 31, 2013 and 2014, respectively)	84	225
Deferred revenue and income, current portion (including deferred revenue and income, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 29,352 and USD 28,083 as of December 31, 2013 and 2014, respectively	28,294	29,352
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 2,581 and USD 2,554 as of December 31, 2013 and 2014, respectively)	2,554	2,581
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 49,265 and USD 86,323 as of December 31, 2013 and 2014, respectively)	31,415	33,407
Total current liabilities	102,551	105,385
Non-current liabilities:
Deferred revenue and income, non-current portion (including deferred revenue and income, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of USD 9,190 and USD 6,452 as of December 31, 2013 and 2014, respectively)	7,294	9,190
Deferred tax liability, non-current portion	8,552	8,074
Warrants liabilities		2,186
Due to related parties, non-current portion	4,137
Other long-term payable	807
Total liabilities	123,341	124,835
Commitments and contingencies
Equity
Common shares USD0.00025 par value, 195,504,449 shares authorized, 70,521,104 shares issued and 61,447,372 shares outstanding as at December 31, 2013; 1,000,000,000 shares authorized, 357,886,089 shares issued and 327,611,487 shares outstanding as at December 31, 2014	82	15
Additional paid-in-capital	446,202	61,634
Accumulated other comprehensive income	5,894	6,003
Statutory reserves	5,132	4,478
Treasury shares 9,073,732 shares and 30,274,602 shares as at December 31, 2013 and 2014, respectively	7	2
Retained earnings	574	7,037
Total Xunlei Limited's shareholders' equity	457,891	79,194
Non-controlling interest	(870)	84
Total liabilities, mezzanine equity and shareholders' equity	580,362	244,403
Series D- Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Series D convertible redeemable preferred shares USD 0.00025 par value, 18,000,000 shares authorized, 10,580,397 shares issued and outstanding as at December 31, 2013 and nil as at December 31, 2014		40,290
Series C- Non Redeemable Convertible Preferred Stock [Member]
Equity
Preferred stock, value		1
Series B- Non Redeemable Convertible Preferred Stock [Member]
Equity
Preferred stock, value		8
Series A-1 [Member]
Equity
Preferred stock, value		9
Series A [Member]
Equity
Preferred stock, value		$ 7